Document And Entity Information	Oct. 18, 2021
Document Information [Line Items]
Entity, Registrant Name	Jones Soda Co.
Document, Type	8-K
Document, Period End Date	Oct. 18, 2021
Entity, Incorporation, State or Country Code	WA
Entity, File Number	0-28820
Entity, Tax Identification Number	52-2336602
Entity, Address, Address Line One	66 South Hanford Street
Entity, Address, Address Line Two	Suite 150
Entity, Address, City or Town	Seattle
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98134
City Area Code	206
Local Phone Number	624-3357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001083522